Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Summary Of Significant Accounting Policies [Line Items]
Restricted cash and cash equivalents	$ 323		$ 323	$ 323	$ 323
Cumulative effect of bitcoin held		$ 3
Mining Service Agreement [Member]
Summary Of Significant Accounting Policies [Line Items]
Monthly customer advance	$ 1,000
Cryptocurrencies [Member] | Mining Service Agreement [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of eligible revenue that is freely available for the company	5.00%